Capital Management and Dividends - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 AUD	Mar. 31, 2013	Mar. 31, 2012 USD ($)	Mar. 31, 2014 Subsequent Event [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] AUD	Mar. 31, 2014 Special Dividend [Member] Subsequent Event [Member] USD ($)
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders					$ 0.32		$ 0.20
Dividend, Payment Date					Aug. 08, 2014	Aug. 08, 2014	Aug. 08, 2014
Dividend, Record Date					Jun. 12, 2014	Jun. 12, 2014	Jun. 12, 2014
Aggregate number of shares acquired	1,900,000	1,900,000			715,000	715,000
Aggregate cost of common stock	$ 22.1	24.5		$ 19.0	$ 9.1	9.8
Average price paid per share of common stock	$ 11.64	12.92			$ 12.73	13.69
Number of securities bought back			0
Percentage of stock repurchase program authorized	5.00%	5.00%